UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

John J. Crimmins

Treasurer & Chief Financial Officer

Market Vectors ETF Trust

335 Madison Avenue - 19th Floor

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212)293-2000

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.4%
Australia: 0.9%
36,074	Aquarius Platinum Ltd. (GBP) * #	$29,778
2,018,305	Paladin Energy Ltd. (CAD) *	922,856
		952,634
Canada: 5.1%
336,079	Africa Oil Corp. *	2,674,507
101,007	First Quantum Minerals Ltd.	1,884,730
93,350	IAMGOLD Corp. (USD)	443,413
52,162	Semafo, Inc.	125,851
		5,128,501
Egypt: 17.9%
1,282,540	Commercial International Bank Egypt SAE #	7,071,560
921,033	Egyptian Financial Group-Hermes Holding SAE * #	991,752
1,604,313	Egyptian Kuwaiti Holding Co. (USD) #	1,383,714
448,714	Ezz Steel * #	755,505
1,181,389	Global Telecom (GDR) * # Reg S	3,704,936
5,942,009	Orascom Telecom Media and Technology Holding SAE #	510,249
346,902	Sidi Kerir Petrochemcials Co.	766,134
2,580,969	Talaat Moustafa Group * #	1,887,725
402,848	Telecom Egypt #	794,641
		17,866,216
France: 1.9%
12,569	Bourbon S.A. #	328,357
100,168	Etablissements Maurel et Prom #	1,539,829
		1,868,186
Ireland: 1.4%
2,962,696	Kenmare Resources Plc (GBP) *	1,367,369
Kenya: 1.4%
13,817,000	Safaricom Ltd.	1,364,048
Malta: 0.1%
27,303	Brait S.E. * #	115,963
Morocco: 9.3%
82,797	Attijariwafa Bank	3,169,158
74,705	Banque Centrale Populaire	1,707,538
53,097	Banque Marocaine du Commerce Exterieur	1,314,298
170,861	Douja Promotion Groupe Addoha S.A.	969,641
184,232	Maroc Telecom #	2,110,961
		9,271,596
Netherlands: 3.8%
111,655	OCI N.V. * #	3,778,547
Nigeria: 16.8%
32,132,961	First Bank Nigeria Holdings Plc #	3,264,870
28,981,016	Guaranty Trust Bank Plc	4,502,776
93,805	Nestle Nigeria Plc	574,867
3,425,634	Nigerian Breweries Plc #	3,516,620
29,878,767	United Bank for Africa Plc #	1,405,514
28,133,806	Zenith Bank Ltd. #	3,493,194
		16,757,841
Singapore: 1.0%
2,392,000	Golden Agri-Resources Ltd. #	991,829
South Africa: 20.3%
6,920	Aeci Ltd. #	82,198
66,004	African Bank Investments Ltd.	109,528
7,641	African Rainbow Minerals Ltd. #	149,656
4,127	Anglo Platinum Ltd. * #	178,744
27,223	AngloGold Ashanti Ltd. (ADR)	361,521
14,719	ArcelorMittal South Africa Ltd. * #	51,680
25,327	Aspen Pharmacare Holdings Ltd. #	661,338
25,746	Aveng Ltd. #	62,435
25,763	AVI Ltd. #	153,293
30,042	Barclays Africa Group Ltd. #	439,701
15,821	Barloworld Ltd. #	149,827
21,908	Bidvest Group Ltd. #	548,034
16,856	Clicks Group Ltd. #	91,758
23,383	Coronation Fund Managers Ltd. #	159,270
30,985	Discovery Ltd. #	249,439
11,248	Exxaro Resources Ltd. #	183,679
208,876	FirstRand Ltd. #	695,062
15,596	Foschini Group Ltd. #	161,333
55,562	Gold Fields Ltd. (ADR)	253,918
23,489	Harmony Gold Mining Co. Ltd. (ADR)	79,393
44,299	Impala Platinum Holdings Ltd. #	545,704
14,633	Imperial Holdings Ltd. #	317,128
18,686	Investec Ltd. #	122,302
12,930	JD Group Ltd. #	40,190
5,448	Kumba Iron Ore Ltd. #	251,066
10,603	Liberty Holdings Ltd. #	123,339
73,027	Life Healthcare Group Holdings Ltd. #	259,332
8,041	Massmart Holdings Ltd. #	134,258
24,643	Mediclinic International Ltd. #	181,808
85,973	MMI Holdings Ltd. #	208,408
16,993	Mr. Price Group Ltd. #	234,675
125,813	MTN Group Ltd. #	2,451,174
30,088	Murray & Roberts Holdings Ltd. * #	82,089
41,590	Nampak Ltd. #	128,984
23,108	Naspers Ltd. #	2,134,387
16,029	Nedbank Group Ltd. #	325,783
91,480	Netcare Ltd. #	218,255
19,412	Northern Platinum Ltd. * #	81,857
18,185	Pick n Pay Stores Ltd. #	75,170
45,832	PPC Ltd.	137,536
34,118	Remgro Ltd. #	657,666
12,966	Reunert Ltd.	93,614
57,986	RMB Holdings Ltd. #	265,983
29,914	RMI Holdings #	79,538
148,837	Sanlam Ltd. #	691,802
36,541	Sappi Ltd. * #	91,717
35,017	Sasol Ltd. (ADR)	1,673,462
29,411	Shoprite Holdings Ltd. #	483,693
14,774	Sibanye Gold Ltd. (ADR)	76,973
11,412	Spar Group Ltd. #	137,445
104,269	Standard Bank Group Ltd. #	1,241,959
133,095	Steinhoff International Holdings Ltd. * #	472,527
7,721	Sun International Ltd.	74,949
21,811	Telkom S.A. SOC Ltd. * #	52,893
11,261	Tiger Brands Ltd. #	334,737
29,137	Truworths International Ltd. #	260,629
25,166	Vodacom Group Ltd. #	311,465
46,723	Woolworths Holdings Ltd. #	344,650
		20,220,954
United Kingdom: 18.4%
210,395	Acergy S.A. (NOK) #	4,374,388
966,018	Afren Plc * #	2,161,649
98,331	African Barrick Gold Ltd. #	261,119
129,470	African Minerals Ltd. * #	471,588
98,809	Anglo American Plc #	2,426,980
2,247,927	Cenatamin Plc * #	1,615,456
33,830	Investec Plc #	219,139
27,060	Lonmin Plc * #	139,789
331,273	Old Mutual Plc #	1,005,881
434,994	Ophir Energy Plc * #	2,345,493
27,499	Petra Diamonds Ltd. * #	53,054
12,704	Randgold Resources Ltd. (ADR)	908,717
146,416	Tullow Oil Plc #	2,428,154
		18,411,407
United States: 0.1%
4,056	Royal Caribbean Cruises Ltd.	155,264
Total Common Stocks (Cost: $89,451,157)		98,250,355
REAL ESTATE INVESTMENT TRUSTS: 0.6%
Nigeria: 0.0%
40,301	Afriland Properties Plc * # §	455
South Africa: 0.6%
68,596	Capital Property Fund #	72,153
103,595	Growthpoint Properties Ltd. #	254,013
219,880	Redefine Properties Ltd.	213,025
		539,191
Total Real Estate Investment Trusts (Cost: $519,917)		539,646
MONEY MARKET FUND: 1.5% (Cost: $1,534,934)
1,534,934	Dreyfus Government Cash Management Fund	1,534,934
Total Investments: 100.5% (Cost: $91,506,008)		100,324,935
Liabilities in excess of other assets: (0.5)%		(513,573)
NET ASSETS: 100.0%		$99,811,362

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $72,864,915 which represents 73.0% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $455 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	19.7%	$19,746,577
Communications	13.4	13,434,754
Consumer, Cyclical	2.0	2,045,403
Consumer, Non-cyclical	7.9	7,908,413
Diversified	2.7	2,661,628
Energy	16.0	16,036,056
Financial	36.2	36,370,314
Industrial	0.5	493,242
Technology	0.1	93,614
Money Market Fund	1.5	1,534,934
	100.0%	$100,324,935

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$922,856	$29,778	$—	$952,634
Canada	5,128,501	—	—	5,128,501
Egypt	766,134	17,100,082	—	17,866,216
France	—	1,868,186	—	1,868,186
Ireland	1,367,369	—	—	1,367,369
Kenya	1,364,048	—	—	1,364,048
Malta	—	115,963	—	115,963
Morocco	7,160,635	2,110,961	—	9,271,596
Netherlands	—	3,778,547	—	3,778,547
Nigeria	5,077,643	11,680,198	—	16,757,841
Singapore	—	991,829	—	991,829
South Africa	2,860,894	17,360,060	—	20,220,954
United Kingdom	908,717	17,502,690	—	18,411,407
United States	155,264	—	—	155,264
Real Estate Investment Trusts
Nigeria	—	—	455	455
South Africa	213,025	326,166	—	539,191
Money Market Funds	1,534,934	—	—	1,534,934
Total	$27,460,020	$72,864,460	$455	$100,324,935

* See Schedule of Investments for security type and geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

Real Estate Investment Trusts
Nigeria
Balance as of December 31, 2012	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(272)
Purchases	727
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2013	$455

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $16,820,302 and transfers from Level 2 to Level 1 were $2,201,493. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

BRAZIL SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 84.3%
Basic Materials: 2.8%
4,033,800	Beadell Resources Ltd. (AUD) * #	$3,496,321
1,137,108	Colossus Minerals, Inc. (CAD) *	883,148
1,828,184	MMX Mineracao e Metalicos S.A. *	1,278,566
785,600	Paranapanema S.A. *	1,708,520
		7,366,555
Communications: 3.4%
304,200	B2W Cia Global Do Varejo *	1,944,914
1,116,970	NII Holdings, Inc. (USD) * †	6,780,008
		8,724,922
Consumer, Cyclical: 18.1%
212,400	Arezzo Industria e Comercio S.A.	3,755,789
203,850	Autometal S.A.	1,714,463
1,865,208	Brookfield Incorporacoes S.A. *	1,354,954
1,360,000	Even Construtora e Incorporadora S.A.	5,179,082
480,966	Gol Linhas Aereas Inteligentes S.A. (ADR) *	2,351,924
506,500	Grendene S.A.	4,511,262
328,300	International Meal Co. Holdings S.A. *	2,962,595
442,450	Iochpe Maxion S.A.	5,469,986
471,150	Magazine Luiza S.A. *	1,605,009
207,750	Mahle-Metal Leve S.A. Industria e Comercio	2,530,907
312,500	Marisa Lojas S.A.	2,961,016
1,627,200	MRV Engenharia e Participacoes S.A.	6,688,531
164,950	Positivo Informatica S.A.	296,215
379,200	Restoque Comercio e Confeccoes de Roupas S.A.	1,142,921
221,550	Smiles S.A.	2,885,958
421,650	Tecnisa S.A. *	1,771,223
		47,181,835
Consumer, Non-cyclical: 25.1%
310,250	Abril Educacao S.A.	4,641,921
292,550	American Banknote S.A.	3,933,578
1,079,500	Brazil Pharma S.A. *	3,799,170
1,131,050	Diagnosticos da America S.A.	5,960,684
1,280,690	Estacio Participacoes S.A.	9,950,585
394,800	Fleury S.A.	3,268,772
1,652,850	Marfrig Alimentos S.A. *	4,511,908
486,550	Mills Estruturas e Servicos de Engenharia S.A.	6,665,008
550,700	Minerva S.A. *	2,509,620
878,750	Qualicorp S.A. *	8,029,007
293,350	Santos Brasil Participacoes S.A.	3,502,252
322,100	Sao Martinho S.A.	4,214,637
313,900	SLC Agricola S.A.	3,113,081
166,000	Technos S.A.	1,265,803
		65,366,026
Energy: 2.0%
1,549,050	HRT Participacoes em Petroleo S.A. *	810,765
430,400	QGEP Participacoes S.A.	2,217,736
1,229,679	Vanguarda Agro S.A. *	2,152,757
		5,181,258
Financial: 20.4%
391,300	Aliansce Shopping Centers S.A.	3,513,455
737,000	Brasil Brokers Participacoes S.A.	1,912,083
518,750	Brasil Insurance Participacoes e Administracao S.A.	4,657,819
472,750	Direcional Engenharia S.A.	2,566,071
484,700	EZ Tec Empreendimentos e Participacoes S.A.	6,650,601
1,339,586	Gafisa S.A. (ADR) *	4,300,071
468,390	GP Investments Ltd. (BDR) *	917,210
617,655	Helbor Empreendimentos S.A.	2,605,728
331,750	Iguatemi Empresa de Shopping Centers S.A.	3,638,877
559,450	JHSF Participacoes S.A.	1,615,521
325,722	LPS Brasil Consultoria de Imoveis S.A.	2,558,688
1,514,250	Odontoprev S.A.	6,647,860
6,941,600	PDG Realty S.A. Empreendimentos e Participacoes *	7,704,885
1,554,292	Rossi Residencial S.A. *	2,223,122
163,350	Sonae Sierra Brasil S.A.	1,603,060
		53,115,051
Industrial: 2.9%
280,850	Julio Simoes Logistica S.A.	1,880,528
1,303,700	LLX Logistica S.A. *	970,584
1,073,265	Magnesita Refratarios S.A.	3,050,837
344,200	OSX Brazil S.A. *	91,629
149,600	Tegma Gestao Logistica S.A.	1,482,973
		7,476,551
Technology: 0.8%
117,650	Linx S.A.	1,977,378
Utilities: 8.8%
728,650	Alupar Investimento S.A. *	5,753,452
294,550	Cia de Saneamento de Minas Gerais S.A.	4,651,559
655,572	Equatorial Energia S.A.	6,211,710
383,100	Light S.A.	3,272,158
1,274,100	MPX Energia S.A. *	3,018,104
		22,906,983
Total Common Stocks (Cost: $249,031,962)		219,296,559
PREFERRED STOCKS: 15.6%
Basic Materials: 0.4%
164,050	Cia de Ferro Ligas da Bahia	1,049,600
Communications: 0.3%
57,800	Saraiva S.A. Livreiros Editores	747,178
Consumer, Cyclical: 3.2%
619,841	Alpargatas S.A.	3,990,945
776,000	Randon Implementos e Participacoes S.A.	4,334,648
		8,325,593

Consumer, Non-cyclical: 5.1%
2,236,550	Anhanguera Educacional Participacoes S.A.	13,381,155
Financial: 4.8%
238,163	Banco ABC Brasil S.A.	1,396,976
310,100	Banco Daycoval S.A.	1,211,689
252,200	Banco Industrial e Comercial S.A.	512,070
550,013	Banco Panamericano S.A. *	1,290,470
1,103,568	Sul America S.A.	7,951,983
		12,363,188

Utilities: 1.8%
172,050	Cia Energetica do Ceara	2,961,561
469,800	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	1,812,386
		4,773,947
Total Preferred Stocks (Cost: $32,199,726)		40,640,661
MONEY MARKET FUND: 0.0% (Cost: $1,024)
1,024	Dreyfus Government Cash Management Fund	1,024
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $281,231,688)		259,938,244

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.1%
Repurchase Agreements: 0.1% (Cost $137,371)
$137,371	Repurchase agreement dated 09/30/13 with HSBC Securities USA Inc., 0.050%, due 10/01/13, proceeds $131,371; (collateralized by various U.S. government and agency obligations, 0.375% to 4.375%, due 2/15/16 to 08/15/41, valued at $140,119 including accrued interest)	137,371
Total Investments: 100.0% (Cost: $281,369,059)		260,075,615
Other assets less liabilities: 0.0%		2,141
NET ASSETS: 100.0%		$260,077,756

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $129,551.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,496,321 which represents 1.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	3.2%	$8,416,155
Communications	3.6	9,472,100
Consumer, Cyclical	21.4	55,507,428
Consumer, Non-cyclical	30.3	78,747,181
Energy	2.0	5,181,258
Financial	25.2	65,478,239
Industrial	2.9	7,476,551
Technology	0.8	1,977,378
Utilities	10.6	27,680,930
Money Market Fund	0.0	1,024
	100.0%	$259,938,244

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$3,870,234	$3,496,321	$—	$7,366,555
Communications	8,724,922	—	—	8,724,922
Consumer, Cyclical	47,181,835	—	—	47,181,835
Consumer, Non-cyclical	65,366,026	—	—	65,366,026
Energy	5,181,258	—	—	5,181,258
Financial	53,115,051	—	—	53,115,051
Industrial	7,476,551	—	—	7,476,551
Technology	1,977,378	—	—	1,977,378
Utilities	22,906,983	—	—	22,906,983
Preferred Stocks*	40,640,661	—	—	40,640,661
Money Market Funds	1,024	—	—	1,024
Repurchase Agreements	—	137,371	—	137,371
Total	$256,441,923	$3,633,692	$—	$260,075,615

* See Schedule of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

CHINA ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
MONEY MARKET FUNDS: 64.8%
4,409,218	Blackrock Federal Fund (a)	$4,409,218
4,409,218	Dreyfus Government Cash Management Fund (a)	4,409,218
4,409,218	Federated Government Obligation Fund (a)	4,409,218
4,409,218	Fidelity Institutional Money Market Government Fund Class 1 (a)	4,409,218
4,409,218	Western Asset Institutional Government Money Market Fund (a)	4,409,218
Total Money Market Funds (Cost: $22,046,090)		22,046,090
Other assets less liabilities: 35.2%		11,980,040
NET ASSETS: 100.0%		$34,026,130

As of September 30, 2013, the Fund had an outstanding swap contract with the following terms:

Total Return Swap Contracts - Long Exposure

Counterparty	Referenced Obligation	Notional Amount	Rate paid by the Fund	Termination Date	% of Net Assets	Unrealized Depreciation
Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index	$35,256,241	1.00%	01/15/14	(3.4)%	$(1,169,436)

(a)	All or a portion of these securities are segregated for swap collateral.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Money Market Funds	100.0%	$22,046,090

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Money Market Funds	$22,046,090	$—	$—	$22,046,090
Other Financial Instruments:
Swap Contracts	$—	$(1,169,436)	$—	$(1,169,436)

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 85.1%
Basic Materials: 1.1%
11,784	Continental Gold Ltd. (CAD) *	$42,672
Consumer, Cyclical: 5.0%
10,942	Almacenes Exito S.A.	187,237
Consumer, Non-cyclical: 5.3%
14,032	Grupo Nutresa S.A.	200,363
Energy: 22.4%
9,825	Canacol Energy Ltd. (CAD) *	42,064
6,363	Ecopetrol S.A. (ADR) †	292,698
24,088	Gran Tierra Energy, Inc. (USD) *	170,784
8,619	Pacific Rubiales Energy Corp. (CAD)	170,196
12,289	Parex Resources, Inc. (CAD) *	69,555
8,586	Petrominerales Ltd. (CAD)	97,526
		842,823

Financial: 26.2%
18,422	BanColombia S.A.	259,956
4,215	BanColombia S.A. (ADR)	242,531
1,780,600	Bolsa de Valores de Colombia	21,764
8,065	Corp Financiera Colombiana S.A.	165,675
14,897	Grupo de Inversiones Suramericana S.A.	297,895
		987,821

Industrial: 11.1%
33,992	Cementos Argos S.A.	178,315
19,033	Grupo Argos S.A.	225,046
3,028,926	Tablemac S.A.	13,405
		416,766

Utilities: 14.0%
25,323	Cia Colombiana de Inversiones S.A.	82,493
177,184	Empresa de Energia de Bogota S.A.	143,138
33,430	Interconexion Electrica S.A. E.S.P.	165,722
89,745	Isagen S.A. E.S.P. *	137,469
		528,822
Total Common Stocks (Cost: $3,008,612)		3,206,504
PREFERRED STOCKS: 15.2%
Financial: 10.7%
7,076	Banco Davivienda S.A.	93,986
193,920	Grupo Aval Acciones y Valores	141,400
8,276	Grupo de Inversiones Suramericana S.A.	167,405
		402,791
Industrial: 4.5%
14,338	Grupo Argos S.A.	168,480
Total Preferred Stocks (Cost: $515,276)		571,271
MONEY MARKET FUND: 1.9% (Cost: $70,388)
70,388	Dreyfus Government Cash Management Fund	70,388
Total Investments Before Collateral for Securities Loaned: 102.2%
(Cost: $3,594,276)		3,848,163
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 5.6% (Cost: $212,625)
212,625	Bank of New York Overnight Government Fund	212,625
Total Investments: 107.8% (Cost: $3,806,901)		4,060,788
Liabilities in excess of other assets: (7.8)%		(295,314)
NET ASSETS: 100.0%		$3,765,474

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $207,855.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	1.1%	$42,672
Consumer, Cyclical	4.9	187,237
Consumer, Non-cyclical	5.2	200,363
Energy	21.9	842,823
Financial	36.1	1,390,612
Industrial	15.2	585,246
Utilities	13.8	528,822
Money Market Fund	1.8	70,388
	100.0%	$3,848,163

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$3,206,504	$—	$—	$3,206,504
Preferred Stocks*	571,271	—	—	571,271
Money Market Funds	283,013	—	—	283,013
Total	$4,060,788	$—	$—	$4,060,788

* See Schedules of Investments for security type and industry sector breakouts.

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.3%
Basic Materials: 18.4%
2,539,465	Cenatamin Plc (GBP) * #	$1,824,967
260,720	Egyptian Financial & Industrial Co. *	404,044
1,145,302	Ezz Steel * #	1,928,358
46,323	OCI N.V. (USD) * #	1,567,629
948,064	Sidi Kerir Petrochemcials Co.	2,093,801
		7,818,799
Communications: 15.9%
1,063,969	Global Telecom (GDR) * # Reg S	3,336,697
16,915,502	Orascom Telecom Media and Technology Holding SAE #	1,452,560
1,005,171	Telecom Egypt #	1,982,758
		6,772,015
Consumer, Cyclical: 2.3%
1,298,698	Arab Cotton Ginning Co. #	992,171
Consumer, Non-cyclical: 6.0%
1,710,500	Juhayna Food Industries #	2,537,930
Diversified: 7.3%
3,579,644	Egyptian Kuwaiti Holding Co. (USD) #	3,087,429
Energy: 9.4%
2,304,436	Circle Oil Plc (GBP) *	732,366
1,179,791	Maridive & Oil Services SAE (USD) *	1,262,376
252,247	Transglobe Energy Corp. (CAD) *	1,982,835
		3,977,577
Financial: 36.6%
4,696,768	Amer Group Holding #	369,318
2,591,100	Citadel Capital Corp. * #	1,214,483
619,126	Commercial International Bank Egypt SAE #	3,413,684
2,243,042	Egyptian Financial Group-Hermes Holding SAE * #	2,415,267
2,609,949	Egyptian for Tourism Resorts Co. * #	372,937
363,109	Medinet Nasr Housing *	1,325,129
3,450,889	Palm Hills Developments SAE * #	1,184,729
1,813,864	Pioneers Holding * #	1,152,470
359,394	Six of October Development & Investment Co. *	1,144,691
4,068,549	Talaat Moustafa Group * #	2,975,744
		15,568,452
Industrial: 4.4%
540,333	El Sewedy Electric Co.	1,873,883
Total Common Stocks (Cost: $40,543,308)		42,628,256
MONEY MARKET FUNDS: 0.0%
376	Blackrock Federal Fund	376
376	Dreyfus Government Cash Management Fund	376
Total Money Market Funds (Cost: $752)		752
Total Investments: 100.3% (Cost: $40,544,060)		42,629,008
Liabilities in excess of other assets: (0.3)%		(119,512)
NET ASSETS: 100.0%		$42,509,496

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $31,809,131 which represents 74.8% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	18.3%	$7,818,799
Communications	15.9	6,772,015
Consumer, Cyclical	2.3	992,171
Consumer, Non-cyclical	6.0	2,537,930
Diversified	7.3	3,087,429
Energy	9.3	3,977,577
Financial	36.5	15,568,452
Industrial	4.4	1,873,883
Money Market Funds	0.0	752
	100.0%	$42,629,008

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$2,497,845	$5,320,954	$—	$7,818,799
Communications	—	6,772,015	—	6,772,015
Consumer, Cyclical	—	992,171	—	992,171
Consumer, Non-cyclical	—	2,537,930	—	2,537,930
Diversified	—	3,087,429	—	3,087,429
Energy	3,977,577	—	—	3,977,577
Financial	2,469,820	13,098,632	—	15,568,452
Industrial	1,873,883	—	—	1,873,883
Money Market Funds	752	—	—	752
Total	$10,819,877	$31,809,131	$—	$42,629,008

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $20,819,958 and transfers from Level 2 to Level 1 were $2,586,337. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GERMANY SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.9%
Basic Materials: 8.1%
449	H&R WASAG A.G. * #	$5,575
1,309	Salzgitter A.G. #	54,406
953	SGL Carbon S.E. #	36,282
2,975	Symrise A.G. #	131,859
		228,122
Communications: 5.9%
1,338	ADVA A.G. Optical Networking * #	8,332
1,502	Drillisch A.G. #	36,216
3,921	Freenet A.G. #	94,786
3,160	QSC A.G. #	17,133
582	Stroer Out-of-Home Media A.G. * #	9,374
		165,841
Consumer, Cyclical: 12.5%
441	BayWa A.G. #	22,094
608	Beter Bed Holding NV #	13,729
653	CTS Eventim A.G. #	28,829
186	Delticom A.G. #	10,492
1,035	ElringKlinger A.G. #	46,593
843	Gerry Weber International A.G. #	34,751
314	Grammer A.G. #	12,011
846	NORMA Group A.G. #	40,787
112	Rational A.G. #	33,413
1,543	SAF-Holland S.A. * #	18,917
214	Tipp24 S.E. * #	13,916
568	Tom Tailor Holding AG * #	12,970
4,723	TUI A.G. * #	60,370
		348,872
Consumer, Non-cyclical: 14.6%
462	Algeta ASA (NOK) * #	17,808
190	Bertrandt A.G. #	23,973
968	Carl Zeiss Meditec A.G. #	28,924
3,068	Evotec A.G. * #	13,683
546	GFK S.E. #	31,787
842	Hamburger Hafen und Logistik A.G. #	20,723
736	Morphosys A.G. * #	57,165
424	Sixt A.G. #	10,702
1,904	Stada Arzneimittel A.G. #	96,607
3,168	Wirecard A.G. #	108,419
		409,791
Energy: 1.2%
636	CropEnergies A.G. #	5,377
1,876	Nordex S.E. * #	27,474
		32,851
Financial: 15.8%
1,446	Aareal Bank A.G. * #	45,218
2,451	CA Immobilien Anlagen A.G. #	35,568
913	Comdirect Bank A.G. #	9,281
2,062	Conwert Immobilien Invest S.E. #	24,287
372	Deutsche Beteiligungs AG #	9,633
1,542	Deutsche Euroshop A.G. #	66,868
5,169	Deutsche Wohnen A.G. #	92,553
964	DIC Asset AG #	10,620
3,747	GAGFAH S.A. * #	48,823
1,444	GSW Immobilien A.G. #	63,478
2,803	TAG Immobilien A.G. #	34,794
		441,123
Industrial: 27.6%
1,147	Aurubis A.G. #	69,593
1,242	Balda A.G. #	8,323
297	Bauer A.G. #	7,417
1,020	Canadian Solar, Inc. (USD) *	17,330
272	CENTROTEC Sustainable A.G. #	5,491
2,755	Deutz A.G. * #	24,877
836	Duerr A.G. #	61,488
1,015	Gerresheimer A.G. #	60,803
2,145	Gildemeister A.G. #	58,485
7,572	Heidelberger Druckmaschinen A.G. * #	20,363
567	Indus Holding A.G. #	19,487
1,461	Jenoptik A.G. #	22,870
3,122	Kloeckner & Co. S.E. * #	42,327
494	Krones A.G. #	42,034
877	KUKA A.G. #	38,051
1,112	Leoni A.G. #	67,612
720	LPKF Laser & Electronics A.G. #	13,356
319	Pfeiffer Vacuum Technology A.G. #	39,100
1,118	Rheinmetall A.G. #	64,135
960	Rofin-Sinar Technologies, Inc. (USD) *	23,242
342	SMA Solar Technology A.G. #	11,722
145	Vossloh A.G. #	12,773
306	VTG A.G. #	6,017
740	Wacker Neuson S.E. #	11,010
3,623	Yingli Green Energy Holding Co. Ltd. (ADR) * †	25,144
		773,050
Technology: 8.2%
3,234	Aixtron S.E. (ADR) *	54,849
350	Bechtle A.G. #	17,895
311	Cancom SE #	9,586
1,307	Kontron A.G. #	8,380
2,100	Software AG #	74,798
592	Suss Microtec A.G. * #	5,348
934	Wincor Nixdorf A.G. #	58,314
		229,170
Total Common Stocks (Cost: $2,505,354)		2,628,820
PREFERRED STOCKS: 3.3%
Consumer, Non-cyclical: 1.0%
216	Draegerwerk A.G. & Co. KGaA #	27,523
Industrial: 2.3%
544	Jungheinrich A.G. #	31,823
290	Sartorius A.G. #	32,396
		64,219
Total Preferred Stocks (Cost: $78,164)		91,742
REAL ESTATE INVESTMENT TRUSTS: 2.8%
2,363	Alstria Office A.G. #	29,394
2,851	Dundee International	26,100
14,346	Hansteen Holdings Plc #	22,986
Total Real Estate Investment Trusts (Cost: $84,843)		78,480
MONEY MARKET FUND: 2.8% (Cost: $79,651)
79,651	Dreyfus Government Cash Management Fund	79,651
Total Investments Before Collateral for Securities Loaned: 102.8% (Cost: $2,748,012)		2,878,693
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 0.9% (Cost: $23,743)
23,743	Bank of New York Overnight Government Fund	23,743
Total Investments: 103.7% (Cost: $2,771,755)		2,902,436
Liabilities in excess of other assets: (3.7)%		(102,439)
NET ASSETS: 100.0%		$2,799,997

ADR	American Depositary Receipt
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $23,158.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $2,652,377 which represents 94.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	7.9%	$228,122
Communications	5.8	165,841
Consumer, Cyclical	12.1	348,872
Consumer, Non-cyclical	15.2	437,314
Energy	1.1	32,851
Financial	18.0	519,603
Industrial	29.1	837,269
Technology	8.0	229,170
Money Market Fund	2.8	79,651
	100.0%	$2,878,693

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$228,122	$—	$228,122
Communications	—	165,841	—	165,841
Consumer, Cyclical	—	348,872	—	348,872
Consumer, Non-cyclical	—	409,791	—	409,791
Energy	—	32,851	—	32,851
Financial	—	441,123	—	441,123
Industrial	65,716	707,334	—	773,050
Technology	54,849	174,321	—	229,170
Preferred Stocks*	—	91,742	—	91,742
Real Estate Investment Trusts
Financial	26,100	52,380	—	78,480
Money Market Funds	103,394	—	—	103,394
Total	$250,059	$2,652,377	$—	$2,902,436

* See Schedules of Investments for security type and industry sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $316,455. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

GULF STATES ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Kuwait: 24.5%
90,000	Abyaar Real Estate Development * #	$16,820
35,000	ALAFCO Aviation Lease and Finance Co. KSCC	35,260
48,750	Boubyan Bank KSC *	105,117
50,000	Boubyan Petrochemicals Co. #	111,318
68,503	Burgan Bank	142,866
215,000	Commercial Real Estate Co. KSCC #	71,578
45,000	First Investment Co. KSCC * #	16,893
167,775	Gulf Bank KSC *	237,222
233,834	Kuwait Finance House	652,983
65,000	Kuwait International Bank	71,227
57,734	Kuwait Investment Projects Co. KSCC	118,366
35,000	Mabanee Co. SAKC	141,039
320,000	Mobile Telecommunications Co. KSC	814,422
281,465	National Bank of Kuwait SAK	915,333
115,000	National Industries Group Holding S.A. * #	103,723
45,000	National Investments Co. KSCC * #	25,517
78,500	Public Warehousing Co. KSC	197,013
		3,776,697
Oman: 10.0%
454,417	Bank Muscat SAOG	731,788
107,967	Oman Telecommunications Co.	445,890
140,560	Omani Qatari Telecommunications Co. SAOG	192,403
94,754	Renaissance Services SAOG * #	162,537
		1,532,618
Qatar: 25.0%
17,334	Barwa Real Estate Co. QSC #	119,062
8,818	Commercial Bank of Qatar #	165,862
11,510	Doha Bank QSC	170,067
5,828	Gulf International Services OSC #	80,342
12,936	Industries Qatar QSC	532,553
65,484	Masraf Al Rayan QSC	517,052
2,204	National Leasing #	20,938
4,455	Qatar Electricity & Water Co. QSC #	193,142
1,737	Qatar Fuel Co.	134,861
23,949	Qatar Gas Transport Co. Ltd. Nakilat	125,035
5,125	Qatar International Islamic Bank #	78,494
8,842	Qatar Islamic Bank SAQ #	166,901
14,962	Qatar National Bank SAQ #	685,706
5,102	Qatar Navigation	112,517
11,986	Qatar Telecom (Qtel) QSC	460,196
15,022	United Development Co. #	89,460
82,852	Vodafone Qatar QSC *	205,244
		3,857,432
South Korea: 2.5%
5,063	Samsung Engineering Co. Ltd #	388,854
United Arab Emirates: 35.9%
501,226	Abu Dhabi Commercial Bank	689,144
487,690	Air Arabia PJSC #	182,119
670,757	Aldar Properties PJSC #	486,925
328,091	Arabtec Holding Co. PJSC * #	234,767
689,936	Dana Gas PJSC * #	129,644
35,403	DP World Ltd. (USD) #	571,808
341,238	Dubai Financial Market PJSC * #	190,603
126,485	Dubai Islamic Bank #	131,956
636,560	Emaar Properties PJSC #	1,011,192
159,955	First Gulf Bank PJSC #	721,135
27,450	Lamprell PLC (GBP) *	62,011
229,566	National Bank of Abu Dhabi PJSC #	798,161
223,546	Union National Bank of Abu Dhabi PJSC #	310,963
		5,520,428
United States: 2.2%
46,048	McDermott International, Inc. *	342,137
Total Common Stocks (Cost: $11,972,097)		15,418,166

Principal Amount
CONVERTIBLE BONDS: 0.1%
Oman: 0.1%
$20,696	Bank Muscat SAOG 4.50%, 03/20/16	5,698
841	Bank Muscat SAOG 7.00%, 03/20/14	2,534
Total Convertible Bonds (Cost: $8,098)		8,232

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $59,153)
59,153	Dreyfus Government Cash Management Fund	59,153
Total Investments: 100.6% (Cost: $12,039,348)		15,485,551
Liabilities in excess of other assets: (0.6)%		(88,454)
NET ASSETS: 100.0%		$15,397,097

GBP	British Pound
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $7,266,420 which represents 47.2% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	4.2%	$643,871
Communications	13.7	2,118,155
Consumer, Cyclical	2.4	379,132
Consumer, Non-cyclical	3.7	571,808
Diversified	0.8	118,366
Energy	2.6	406,858
Financial	60.6	9,384,457
Industrial	9.6	1,485,574
Utilities	2.0	318,177
Money Market Fund	0.4	59,153
	100.0%	$15,485,551

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Kuwait	$3,430,848	$345,849	$—	$3,776,697
Oman	1,370,081	162,537	—	1,532,618
Qatar	2,257,525	1,599,907	—	3,857,432
South Korea	—	388,854	—	388,854
United Arab Emirates	751,155	4,769,273	—	5,520,428
United States	342,137	—	—	342,137
Convertible Bonds*	—	8,232	—	8,232
Money Market Fund	59,153	—	—	59,153
Total	$8,210,899	$7,274,652	$—	$15,485,551

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $194,143 and transfers from Level 2 to Level 1 were $2,471,244. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULE OF INVESTMENTS (a)

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
Basic Materials: 1.3%
81,538	Andhra Pradesh Paper Mills * #	$387,773
620,539	Chambal Fertilizers & Chemicals Ltd. #	355,417
445,620	Gujarat State Fertilisers & Chemicals Ltd. #	375,198
		1,118,388
Communications: 6.4%
136,517	DEN Networks Ltd. * #	364,274
345,925	Hathway Cable & Datacom Ltd. * #	1,584,035
293,555	Mahanagar Telephone Nigam * #	69,771
162,604	Makemytrip Ltd. (USD) *	2,413,043
3,828,318	TV18 Broadcast Ltd. * #	1,207,020
		5,638,143
Consumer, Cyclical: 21.2%
5,790,986	Alok Industries Ltd. * #	736,475
876,083	Amtek Auto Ltd. #	840,369
959,306	Amtek India Ltd. #	921,411
1,878,846	Apollo Tyres Ltd. #	2,002,827
913,808	Arvind Ltd. #	1,137,143
5,950,899	Ashok Leyland Ltd. #	1,441,929
250,217	Bombay Dyeing & Manufacturing Co. Ltd. #	196,120
547,519	Cox & Kings Ltd. #	775,032
145,627	Eros International Media Ltd. #	315,727
274,551	Gitanjali Gems Ltd.	244,270
136,776	Jet Airways India Ltd. * #	786,061
7,905	MRF Ltd. #	1,691,651
417,268	PC Jeweller Ltd. #	625,396
1,323,255	Rajesh Exports Ltd. #	2,089,892
137,285	Raymond Ltd. #	501,047
365,552	Sobha Developers Ltd. #	1,637,496
1,212,152	SpiceJet Ltd. * #	355,944
50,324	State Trading Corp. India of Ltd. #	111,491
158,770	Timken India Ltd. #	388,315
24,309	TTK Prestige Ltd. #	1,293,230
1,018,310	TVS Motor Co. Ltd.	599,389
		18,691,215
Consumer, Non-cyclical: 10.4%
78,619	Ajanta Pharma Ltd. #	916,620
678,464	Aurobindo Pharma Ltd. #	2,193,470
2,443,069	Bajaj Hindusthan Ltd. #	478,159
933,494	Balrampur Chini Mills Ltd. #	635,194
13,517	Jindal Poly Investments and Finance Co. Ltd. * #	993
408,017	McLeod Russel India Ltd.	1,635,196
4,374,556	REI Agro Ltd.	555,510
3,065,525	Shree Renuka Sugars Ltd. #	935,462
881,881	Sun Pharma Advanced Research Co. Ltd. * #	1,786,005
		9,136,609
Diversified: 1.9%
64,887	Aban Offshore Ltd. #	222,354
130,067	Century Textile & Industries Ltd. #	501,706
486,239	Delta Corp Ltd. #	475,178
1,488,149	Sintex Industries Ltd. #	491,484
		1,690,722
Energy: 2.7%
654,358	Niko Resources Ltd. (CAD) *	2,406,337
Financial: 19.6%
838,773	Allahabad Bank #	1,019,984
715,016	Anant Raj Industries Ltd. #	468,204
1,042,969	Andhra Bank #	862,122
42,575	Credit Analysis & Research Ltd. #	376,877
453,396	DB Realty Ltd. * #	412,021
652,455	Dena Bank #	477,475
909,376	Development Credit Bank Ltd. * #	673,187
633,826	Dewan Housing Finance Corp. Ltd. #	1,051,864
107,355	Financial Technologies India Ltd. #	242,197
2,264,777	Housing Development & Infrastructure Ltd. * #	1,305,145
6,815,105	IFCI Ltd. * #	2,369,525
1,211,487	India Infoline Ltd. #	914,560
1,778,152	Indiabulls Real Estate Ltd. #	1,530,195
1,054,912	JM Financial Ltd. #	353,052
474,065	Karnataka Bank Ltd. #	632,605
3,841,299	Manappuram Finance Ltd. #	891,259
112,641	Multi Commodity Exchange of India Ltd. #	685,688
1,094,997	Parsvnath Developers Ltd. * #	457,382
645,414	SKS Microfinance Ltd. * #	1,323,584
2,484,834	SREI Infrastructure Finance Ltd. #	707,244
923,607	Vijaya Bank Ltd. #	529,981
		17,284,151
Industrial: 15.7%
90,165	ABG Shipyard Ltd. * #	494,889
77,620	BEML Ltd. #	173,998
127,774	BGR Energy Systems Ltd. #	224,093
762,522	Era Infra Engineering Ltd.	1,337,352
422,659	Escorts Ltd. #	571,336
71,679	Ess Dee Aluminium Ltd. #	598,608
497,566	Gateway Distriparks Ltd. #	828,518
1,752,469	Hindustan Construction Co. Ltd. * #	277,969
1,145,067	India Cements Ltd.	930,064
898,238	IRB Infrastructure Developers Ltd. #	1,076,785
349,231	Jai Corp. Ltd. #	225,913
2,435,781	Jain Irrigation Systems Ltd. #	2,253,121
399,183	Madras Cements Ltd.	1,137,198
512,689	Praj Industries Ltd. #	294,482
2,011,668	Punj Lloyd Ltd. * #	738,458
7,858,275	Suzlon Energy Ltd. * #	822,741
302,902	VIP Industries Ltd. #	242,764
925,076	Voltas Ltd. #	1,092,560
1,200,729	Welspun Corp. Ltd. #	573,741
		13,894,590
Technology: 16.8%
1,617,603	Hexaware Technologies Ltd. #	3,320,197
882,976	KPIT Cummins Infosystems Ltd. #	1,841,609
232,434	MindTree Ltd. #	4,522,245
275,729	NIIT Technologies Ltd. #	1,240,192
472,951	Polaris Software Lab Ltd. #	975,691
841,937	Rolta India Ltd. #	747,380
1,874,895	Vakrangee Software Ltd. #	2,145,042
		14,792,356
Utilities: 3.8%
3,679,248	GVK Power & Infrastructure Ltd. * #	367,543
313,126	Indraprastha Gas Ltd. #	1,348,275
4,712,158	Lanco Infratech Ltd. * #	403,023
1,655,137	PTC India Ltd. #	1,229,289
		3,348,130
Total Common Stocks (Cost: $110,946,011)		88,000,641
Other assets less liabilities: 0.2%		178,220
NET ASSETS: 100.0%		$88,178,861

CAD	Canadian Dollar
USD	United States Dollar

(a)	Represents consolidated Schedule of Investments.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $76,742,282 which represents 87.0% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.3%	$1,118,388
Communications	6.4	5,638,143
Consumer, Cyclical	21.2	18,691,215
Consumer, Non-cyclical	10.4	9,136,609
Diversified	1.9	1,690,722
Energy	2.7	2,406,337
Financial	19.7	17,284,151
Industrial	15.8	13,894,590
Technology	16.8	14,792,356
Utilities	3.8	3,348,130
	100.0%	$88,000,641

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$1,118,388	$—	$1,118,388
Communications	2,413,043	3,225,100	—	5,638,143
Consumer, Cyclical	843,659	17,847,556	—	18,691,215
Consumer, Non-cyclical	2,190,706	6,945,903	—	9,136,609
Diversified	—	1,690,722	—	1,690,722
Energy	2,406,337	—	—	2,406,337
Financial	—	17,284,151	—	17,284,151
Industrial	3,404,614	10,489,976	—	13,894,590
Technology	—	14,792,356	—	14,792,356
Utilities	—	3,348,130	—	3,348,130
Total	$11,258,359	$76,742,282	$—	$88,000,641

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $4,901,259 and transfers from Level 2 to Level 1 were $7,656,904. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

INDONESIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Basic Materials: 1.8%
8,873,500	Aneka Tambang Tbk PT #	$1,089,842
18,341,000	Borneo Lumbung Energi & Meta * #	349,246
43,654,200	G-Resources Group Ltd. (HKD) * #	1,440,679
5,546,000	International Nickel Indonesia Tbk PT #	1,079,235
1,138,169	Intrepid Mines Ltd. (AUD) * #	282,576
		4,241,578
Communications: 11.8%
9,323,000	Global Mediacom Tbk PT #	1,553,246
2,166,500	Indosat Tbk PT #	776,065
13,078,000	Media Nusantara Citra Tbk PT #	3,051,666
40,068,000	MNC Investama Tbk PT #	1,210,476
439,945	Telekomunikasi Indonesia Tbk PT (ADR)	15,974,403
3,952,000	Tower Bersama Infrastructure * #	1,996,327
7,712,000	XL Axiata Tbk PT #	2,832,396
		27,394,579
Consumer, Cyclical: 11.1%
34,915,500	Astra International Tbk PT #	19,453,612
208,000	Jardine Cycle & Carriage Ltd. (SGD) #	6,333,487
		25,787,099
Consumer, Non-cyclical: 21.5%
837,500	Astra Agro Lestari Tbk PT #	1,410,021
10,024,500	Charoen Pokphand Indonesi PT #	2,944,396
5,511,250	First Pacific Company Ltd. (HKD) #	6,092,185
1,304,000	First Resources Ltd. (SGD) #	1,985,750
17,060,000	Golden Agri-Resources Ltd. (SGD) #	7,073,833
1,432,500	Gudang Garam Tbk PT #	4,329,174
2,944,500	Indofood Cbp Sukses Makmur T #	2,607,340
11,435,500	Indofood Sukses Makmur Tbk PT #	6,956,302
5,422,000	Jasa Marga Persero Tbk PT #	2,435,931
53,988,500	Kalbe Farma Tbk PT #	5,502,320
7,435,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	815,417
3,041,500	Unilever Indonesia Tbk PT #	7,922,266
		50,074,935
Energy: 7.2%
42,509,500	Adaro Energy Tbk PT #	3,304,589
6,519,200	Banpu PCL (NVDR) (THB) #	5,743,516
211,113	Bumi Plc (GBP) * #	748,309
39,202,500	Bumi Resources Tbk PT * #	1,543,256
1,050,500	Indo Tambangraya Megah Tbk PT #	2,385,874
2,834,000	Medco Energi Internasional Tbk PT #	642,311
2,143,000	Tambang Batubara Bukit Asam Tbk PT #	2,360,458
		16,728,313
Financial: 31.6%
21,866,000	Bank Central Asia Tbk PT #	18,893,871
6,623,348	Bank Danamon Indonesia Tbk PT #	2,271,646
20,294,651	Bank Mandiri Persero Tbk PT #	13,936,054
11,895,932	Bank Negara Indonesia Persero Tbk PT #	4,182,396
21,986,000	Bank Rakyat Indonesia Tbk PT #	13,753,540
3,818,000	Blumont Group Ltd. (SGD) * #	7,459,394
23,253,000	Bumi Serpong Damai PT #	2,880,969
27,734,500	Ciputra Development Tbk PT #	2,346,771
5,386,000	Gallant Venture Ltd. (SGD) * #	1,246,504
50,298,000	Lippo Karawaci Tbk PT * #	4,730,492
24,158,000	Summarecon Agung Tbk PT #	1,937,071
		73,638,708
Industrial: 9.6%
18,802,000	Alam Sutera Realty Tbk PT #	971,839
3,523,000	Indocement Tunggal Prakarsa Tbk PT #	5,478,132
7,725,000	Semen Gresik Persero Tbk PT #	8,684,182
11,640,000	Trada Maritime Tbk PT * #	1,568,703
4,064,969	United Tractors Tbk PT #	5,727,670
		22,430,526
Utilities: 5.4%
27,706,000	Perusahaan Gas Negara Tbk PT #	12,448,121
Total Common Stocks (Cost: $317,056,360)		232,743,859
MONEY MARKET FUND: 0.0% (Cost: $24,608)
24,608	Dreyfus Government Cash Management Fund	24,608
Total Investments: 100.0% (Cost: $317,080,968)		232,768,467
Other assets less liabilities: 0.0%		88,765
NET ASSETS: 100.0%		$232,857,232

ADR	American Depositary Receipt
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $216,769,456 which represents 93.1% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	1.8%	$4,241,578
Communications	11.8	27,394,579
Consumer, Cyclical	11.1	25,787,099
Consumer, Non-cyclical	21.5	50,074,935
Energy	7.2	16,728,313
Financial	31.6	73,638,708
Industrial	9.6	22,430,526
Utilities	5.4	12,448,121
Money Market Fund	0.0	24,608
	100.0%	$232,768,467

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$4,241,578	$—	$4,241,578
Communications	15,974,403	11,420,176	—	27,394,579
Consumer, Cyclical	—	25,787,099	—	25,787,099
Consumer, Non-cyclical	—	50,074,935	—	50,074,935
Energy	—	16,728,313	—	16,728,313
Financial	—	73,638,708	—	73,638,708
Industrial	—	22,430,526	—	22,430,526
Utilities	—	12,448,121	—	12,448,121
Money Market Fund	24,608	—	—	24,608
Total	$15,999,011	$216,769,456	$—	$232,768,467

See Notes to Schedules of Investments

INDONESIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.8%
Basic Materials: 2.9%
2,853,500	Bumi Resources Minerals Tbk PT * #	$55,553
367,581	Intrepid Mines Ltd. (AUD) * #	91,260
		146,813
Consumer, Cyclical: 15.4%
4,345,000	Agis Tbk PT * #	165,071
1,037,900	Energy Earth PCL (NVDR) (THB) #	167,712
996,000	Erajaya Swasembada Tbk PT * #	123,137
5,875,000	Multipolar Corp Tbk PT #	177,991
2,646,000	Waskita Karya Persero Tbk PT * #	134,645
		768,556
Consumer, Non-cyclical: 16.3%
12,102,500	Bakrie Sumatera Plantations Tbk PT * #	52,289
1,113,000	BW Plantation Tbk PT #	76,908
1,303,000	Citra Marga Nusaphala Persada Tbk PT * #	360,001
334,500	Malindo Feedmill Tbk PT #	100,364
535,500	Sampoerna Agro PT #	82,690
1,306,000	Tiga Pilar Sejahtera Food Tbk #	141,009
		813,261
Energy: 16.9%
19,117,000	Benakat Petroleum Energy Tbk PT * #	199,876
4,494,000	Berau Coal Energy Tbk PT * #	74,498
28,358,000	Energi Mega Persada Tbk PT * #	210,745
2,614,000	Exploitasi Energi Indonesia Tbk PT * #	58,761
516,000	Geo Energy Resources Ltd (SGD) * #	152,392
3,112,500	Hanson International Tbk PT * #	150,523
		846,795
Financial: 36.4%
43,866,000	Bakrieland Development Tbk PT * #	89,622
2,740,500	Bank Bukopin Tbk PT #	151,489
5,122,000	Bank Pembangunan Daerah Jawa Timur Tbk PT #	159,170
3,223,500	Bekasi Fajar Industrial Estate Tbk PT * #	132,087
14,163,197	Kawasan Industri Jababeka Tbk PT #	305,069
346,500	Lippo Cikarang Tbk PT * #	155,240
3,227,500	Modernland Realty Tbk PT * #	197,971
10,424,000	Panin Financial Tbk PT * #	153,916
15,901,500	Sentul City Tbk PT * #	281,137
3,110,000	Surya Semesta Internusa Tbk PT #	193,267
		1,818,968
Industrial: 10.9%
757,500	Adhi Karya Persero Tbk PT #	132,638
773,500	Express Transindo Utama Tbk PT * #	100,198
3,923,500	Nusantara Infrastructure Tbk PT * #	69,506
1,787,500	Pembangunan Perumahan Persero Tbk PT #	173,218
995,000	Total Bangun Persada Tbk PT #	67,054
		542,614
Total Common Stocks (Cost: $6,927,261)		4,937,007
REAL ESTATE INVESTMENT TRUST: 4.4% (Cost: $257,763)
Financial: 4.4%
637,000	Lippo Malls Indonesia Retail Trust #	220,995
WARRANTS: 0.1% (Cost: $0)
Energy: 0.1%
345,966	Energy Earth PCL (THB 8.13, expiring 09/27/15) *	5,392
Total Investments: 103.3% (Cost: $7,185,024)		5,163,394
Liabilities in excess of other assets: (3.3)%		(163,775)
NET ASSETS: 100.0%		$4,999,619

AUD	Australian Dollar
NVDR	Non-Voting Depositary Receipt
SGD	Singapore Dollar
THB	Thai Baht

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,068,380 which represents 101.4% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	2.8%	$146,813
Consumer, Cyclical	14.9	768,556
Consumer, Non-cyclical	15.8	813,261
Energy	16.5	852,187
Financial	39.5	2,039,963
Industrial	10.5	542,614
	100.0%	$5,163,394

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$146,813	$—	$146,813
Consumer, Cyclical	—	768,556	—	768,556
Consumer, Non-cyclical	—	813,261	—	813,261
Energy	—	846,795	—	846,795
Financial	—	1,818,968	—	1,818,968
Industrial	—	542,614	—	542,614
Real Estate Investment Trust
Financial	—	220,995	—	220,995
Warrants
Energy	5,392	—	—	5,392
Total	$5,392	$5,158,002	$—	$5,163,394

See Notes to Schedules of Investments

ISRAEL ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.4%
Basic Materials: 3.7%
8,390	Frutarom Industries Ltd. #	$153,049
84,468	Israel Chemicals Ltd. #	712,881
		865,930
Communications: 13.9%
8,262	Allot Communications Ltd. (USD) *	104,349
31,625	Amdocs Ltd. (USD)	1,158,740
13,555	AudioCodes Ltd. (USD) *	94,885
368,044	Bezeq The Israeli Telecommunication Corp. Ltd. #	676,208
13,483	Cellcom Israel Ltd. * #	150,481
15,305	Ceragon Networks Ltd. (USD) *	64,434
9,214	Clicksoftware Technologies Ltd. (USD)	56,113
6,288	EZchip Semiconductor Ltd. * #	155,612
12,636	Gilat Satellite Networks Ltd. * #	62,513
12,001	NICE Systems Ltd. #	497,051
18,049	Partner Communications Co. Ltd. * #	144,470
1,949	Silicom Ltd. (USD)	71,957
		3,236,813
Consumer, Cyclical: 1.6%
42,615	888 Holdings Plc (GBP) #	114,932
278	Bayside Land Corp.	74,735
7,952	Cinema City International N.V. (PLN) *	83,023
9,597	Delek Automotive Systems Ltd.	111,539
		384,229
Consumer, Non-cyclical: 29.8%
3,597	Brainsway Ltd. * #	53,902
12,085	Compugen Ltd. (USD) *	123,992
11,436	Evogene Ltd. *	88,835
6,782	Given Imaging Ltd. (USD) *	130,418
7,426	Kamada Ltd. * #	113,253
9,616	Mazor Robotics Ltd. * #	81,556
7,487	Nitsba Holdings Ltd. * #	96,800
14,330	Opko Health, Inc. (USD) * #	126,247
7,436	Osem Investments Ltd. #	166,132
16,296	Perrigo Co. (USD)	2,010,601
4,547	PhotoMedex, Inc. (USD) *	72,297
24,181	Pluristem Therapeutics, Inc. (USD) *	81,732
21,488	Protalix BioTherapeutics, Inc. (USD) *	97,341
2,078	Rami Levi Chain Stores Hashikma Marketing Ltd. #	116,748
23,528	Shufersal Ltd. #	101,162
3,471	SodaStream International Ltd. (USD) *	216,556
8,510	Strauss Group Ltd. #	149,799
10,632	Syneron Medical Ltd. (USD) *	91,648
3,418	Taro Pharmaceutical Industries Ltd. (USD) *	259,768
72,709	Teva Pharmaceutical Industries Ltd. #	2,746,085
		6,924,872
Diversified: 1.1%
23,499	Clal Industries Ltd. #	102,280
2,703	FIBI Holdings Ltd. *	66,632
4,048	Koor Industries Ltd. * #	78,180
		247,092
Energy: 3.6%
6,814	Alon USA Energy, Inc. (USD)	69,571
204	Delek Energy Systems Ltd. * #	134,914
8,776	Delek US Holdings, Inc. (USD)	185,086
2,701	Jerusalem Oil Exploration * #	94,917
225,372	Oil Refineries Ltd. * #	88,043
15,727	Ormat Industries * #	102,678
1,037	Paz Oil Co. Ltd. * #	170,322
		845,531
Financial: 21.0%
32,602	Africa Israel Investments Ltd. *	56,272
5,450	Africa Israel Properties Ltd. * #	83,210
27,769	Amot Investments Ltd. #	83,319
6,587	Azrieli Group #	209,240
193,752	Bank Hapoalim B.M. #	979,879
252,908	Bank Leumi Le-Israel B.M. * #	939,873
6,978	Clal Insurance Enterprises Holdings Ltd. #	125,976
833	Delek Group Ltd. #	271,704
13,010	Discount Investment Corp. * #	87,955
12,319	First International Bank of Israel Ltd. #	202,130
17,115	Gazit-Globe Ltd. #	229,793
27,595	Harel Insurance Investments & Financial Services Ltd. #	158,192
704	Israel Corp. Ltd. * #	371,740
164,688	Israel Discount Bank Ltd. * #	296,710
8,014	Jerusalem Economy Ltd. #	80,559
3,850	Melisron Ltd. #	102,099
7,694	Menorah Mivtachim Holdings Ltd. * #	90,526
84,629	Migdal Insurance & Financial Holding Ltd. #	141,583
26,545	Mizrahi Tefahot Bank Ltd. #	292,110
21,470	Phoenix Holdings Ltd. #	79,486
		4,882,356
Industrial: 3.1%
2,874	Caesarstone Sdot-Yam Ltd. (USD) *	131,284
4,825	Elbit Systems Ltd. #	260,278
4,852	Ituran Location and Control Ltd. #	90,419
9,607	Orbotech Ltd. (USD) *	115,188
54,682	Shikun & Binui Ltd. #	128,067
		725,236
Technology: 21.0%
10,913	Babylon Ltd. #	90,686
5,751	Ceva, Inc. (USD) *	99,205
30,288	Check Point Software Technologies Ltd. (USD) *	1,713,089
8,210	DSP Group, Inc. (USD) *	57,881
4,302	Imperva, Inc. (USD) *	180,770
14,471	LivePerson, Inc. (USD) *	136,606
8,054	Mellanox Technologies Ltd. (USD) *	305,730
7,735	Nova Measuring Instruments Ltd. * #	68,979
28,317	Playtech Ltd. (GBP) #	337,578
9,844	Radware Ltd. (USD) *	137,324
6,140	Stratasys Ltd. (USD) *	621,736
32,237	VeriFone Systems, Inc. (USD) *	736,938
10,685	Verint Systems, Inc. (USD) *	395,986
		4,882,508
Utilities: 0.6%
4,825	Ormat Technologies, Inc. (USD)	129,165
Total Common Stocks (Cost: $21,995,612)		23,123,732
REAL ESTATE INVESTMENT TRUST: 0.5% (Cost: $115,896)
Financial: 0.5%
18,008	Alony Hetz Properties & Investments Ltd. #	115,957
MONEY MARKET FUND: 0.0% (Cost: $7,847)
7,847	Dreyfus Government Cash Management Fund	7,847
Total Investments: 99.9% (Cost: $22,119,355)		23,247,536
Other assets less liabilities: 0.1%		23,079
NET ASSETS: 100.0%		$23,270,615

GBP	British Pound
PLN	Polish Zloty
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,108,263 which represents 56.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	3.7%	$865,930
Communications	13.9	3,236,813
Consumer, Cyclical	1.7	384,229
Consumer, Non-cyclical	29.8	6,924,872
Diversified	1.1	247,092
Energy	3.6	845,531
Financial	21.5	4,998,313
Industrial	3.1	725,236
Technology	21.0	4,882,508
Utilities	0.6	129,165
Money Market Fund	0.0	7,847
	100.0%	$23,247,536

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$865,930	$—	$865,930
Communications	1,550,478	1,686,335	—	3,236,813
Consumer, Cyclical	269,297	114,932	—	384,229
Consumer, Non-cyclical	3,173,188	3,751,684	—	6,924,872
Diversified	66,632	180,460	—	247,092
Energy	254,657	590,874	—	845,531
Financial	56,272	4,826,084	—	4,882,356
Industrial	246,472	478,764	—	725,236
Technology	4,385,265	497,243	—	4,882,508
Utilities	129,165	—	—	129,165
Real Estate Investment Trust
Financial	—	115,957	—	115,957
Money Market Fund	7,847	—	—	7,847
Total	$10,139,273	$13,108,263	$—	$23,247,536

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 88.4%
Argentina: 1.4%
1,884	Banco Macro S.A. (ADR) * †	$45,216
3,351	Cresud S.A.C.I.F. y A (ADR)	29,254
6,730	Grupo Financiero Galicia S.A. (ADR)	64,002
		138,472
Australia: 0.6%
68,204	Beadell Resources Ltd. * #	59,116
Bermuda: 0.2%
7,950	GP Investments Ltd. (BDR) (BRL) *	15,568
Brazil: 33.1%
5,200	Abril Educacao S.A.	77,802
6,650	Aliansce Shopping Centers S.A.	59,710
12,300	Alupar Investimento S.A. *	97,121
4,945	American Banknote S.A.	66,490
3,600	Arezzo Industria e Comercio S.A.	63,657
3,450	Autometal S.A.	29,016
5,171	B2W Cia Global Do Varejo *	33,061
12,450	Brasil Brokers Participacoes S.A.	32,300
8,800	Brasil Insurance Participacoes e Administracao S.A.	79,015
18,300	Brazil Pharma S.A. *	64,405
31,569	Brookfield Incorporacoes S.A. *	22,933
5,000	Cia de Saneamento de Minas Gerais-COPA S.A.	78,960
19,100	Diagnosticos da America S.A.	100,658
8,000	Direcional Engenharia S.A.	43,424
11,133	Equatorial Energia S.A.	105,488
21,650	Estacio Participacoes S.A.	168,214
6,250	Eternit S.A.	26,847
22,950	Even Construtora e Incorporadora S.A.	87,397
8,200	EZ Tec Empreendimentos e Participacoes S.A.	112,513
6,700	Fleury S.A.	55,473
22,650	Gafisa S.A. (ADR) *	72,706
8,132	Gol Linhas Aereas Inteligentes S.A. (ADR) *	39,765
10,470	Helbor Empreendimentos S.A.	44,170
26,200	HRT Participacoes em Petroleo S.A. *	13,713
5,600	Iguatemi Empresa de Shopping Centers S.A.	61,425
5,600	International Meal Co. Holdings S.A. *	50,535
7,450	Iochpe Maxion S.A.	92,104
9,450	JHSF Participacoes S.A.	27,289
4,700	Julio Simoes Logistica S.A.	31,470
6,500	Light S.A.	55,518
2,000	Linx S.A.	33,615
22,000	LLX Logistica S.A. *	16,379
5,520	LPS Brasil Consultoria de Imoveis S.A.	43,362
7,950	Magazine Luiza S.A. *	27,082
18,150	Magnesita Refratarios S.A.	51,593
3,500	Mahle-Metal Leve S.A. Industria e Comercio	42,639
27,900	Marfrig Alimentos S.A. *	76,161
5,300	Marisa Lojas S.A.	50,219
8,250	Mills Estruturas e Servicos de Engenharia S.A.	113,013
9,300	Minerva S.A. *	42,381
30,900	MMX Mineracao e Metalicos S.A. *	21,610
21,500	MPX Energia S.A. *	50,929
27,500	MRV Engenharia e Participacoes S.A.	113,037
5,700	OSX Brasil S.A. *	1,517
13,300	Paranapanema S.A. *	28,925
117,400	PDG Realty S.A. Empreendimentos e Participacoes *	130,309
2,800	Positivo Informatica S.A.	5,028
7,300	QGEP Participacoes S.A.	37,615
6,400	Restoque Comercio e Confeccoes de Roupas S.A.	19,290
26,248	Rossi Residencial S.A. *	37,543
5,000	Santos Brasil Participacoes S.A.	59,694
5,400	Sao Martinho S.A.	70,658
5,350	SLC Agricola S.A.	53,058
3,700	Smiles S.A.	48,197
2,750	Sonae Sierra Brasil S.A.	26,988
2,800	T4F Entretenimento S.A. *	8,844
2,850	Technos S.A.	21,732
7,150	Tecnisa S.A. *	30,035
2,550	Tegma Gestao Logistica S.A.	25,278
1,900	UNICASA Industria de Moveis S.A.	4,955
20,786	Vanguarda Agro S.A. *	36,389
		3,221,254
Canada: 17.2%
12,692	Alamos Gold, Inc.	197,148
4,926	Aurcana Corp. *	9,565
27,051	AuRico Gold, Inc. (USD)	103,064
71,319	B2Gold Corp. *	177,943
8,188	Bear Creek Mining Corp. *	18,442
9,479	Canacol Energy Ltd. *	40,583
25,348	Capstone Mining Corp. *	61,029
19,226	Colossus Minerals, Inc. *	14,932
11,369	Continental Gold Ltd. *	41,169
10,924	Endeavour Silver Corp. (USD) *	46,973
11,899	First Majestic Silver Corp. (USD) *	141,122
13,735	Fortuna Silver Mines, Inc. *	50,137
29,763	Gran Tierra Energy, Inc. (USD) *	211,020
14,074	Great Panther Silver Ltd. (USD) *	12,244
4,216	MAG Silver Corp. *	24,885
28,804	McEwen Mining, Inc. (USD) *	69,130
11,856	Parex Resources, Inc. *	67,104
8,283	Petrominerales Ltd.	94,084
8,598	Primero Mining Corp. *	46,828
19,357	Rio Alto Mining Ltd. *	38,712
8,889	Sandstorm Gold Ltd. (USD) *	47,823
7,429	Silver Standard Resources, Inc. (USD) *	45,688
29,685	Sulliden Gold Corp. Ltd. *	28,243
66,426	Torex Gold Resources, Inc. *	85,769
		1,673,637
Chile: 9.9%
17,392	Administradora de Fondos de Pensiones Provida S.A.	105,782
36,089	AFP Habitat S.A.	59,117
35,428	AquaChile S.A. *	18,249
33,624	Besalco S.A.	45,354
913,457	Cia Sud Americana de Vapores S.A. * #	47,017
28,591	Cruz Blanca Salud S.A.	20,958
54,140	E.CL S.A.	75,226
12,785	Empresas Hites S.A.	11,703
247,143	Empresas Iansa S.A.	10,478
9,611	Forus S.A.	53,479
31,715	Inversiones Aguas Metropolitanas S.A.	60,136
3,062	Inversiones La Construccion S.A.	46,132
296,171	Masisa S.A.	21,593
39,195	Parque Arauco S.A.	75,321
97,395	Ripley Corp. S.A.	88,760
37,328	Salfacorp S.A.	44,248
575,004	Sociedad Matriz SAAM S.A.	55,513
62,904	Vina Concha y Toro S.A.	118,789
		957,855
Luxembourg: 0.5%
6,693	Adecoagro S.A. (USD) *	49,595
Mexico: 11.9%
38,412	Alsea S.A.B de C.V.	107,493
137,250	Axtel S.A.B. de C.V. *	41,418
35,900	Banregio Grupo Financiero S.A.B. de C.V.	204,300
64,900	Bolsa Mexicana de Valores S.A.B. de C.V.	155,141
7,000	Cia Minera Autlan S.A.B de C.V. *	5,177
142,550	Consorcio ARA S.A.B. de C.V. *	57,284
54,750	Corp GEO S.A.B de C.V. * #	2,065
24,500	Corp Inmobiliaria Vesta SAB de C.V.	45,277
40,900	Credito Real S.A.B. de C.V. *	64,618
1,655	Desarrolladora Homex S.A.B. de C.V. (ADR) * †	3,509
10,976	Empresas ICA S.A.B. de C.V. (ADR) *	93,735
11,800	Gruma, S.A.B. de C.V. *	65,808
50,100	Grupo Aeromexico S.A.B. de C.V. *	71,306
7,450	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	24,872
16,850	Grupo Famsa S.A.B. de C.V. *	33,070
19,800	Grupo KUO SAB De C.V.	38,800
8,650	Grupo Simec S.A.B de C.V. *	34,681
21,700	Hoteles City Express SAB de C.V. *	35,079
120,900	TV Azteca S.A. de C.V.	67,795
46,500	Urbi Desarrollos Urbanos S.A.B. de C.V. * #	1,667
		1,153,095
Panama: 0.9%
3,493	Banco Latinoamericano de Comercio Exterior S.A. (USD)	87,046
Peru: 0.7%
103,524	Ferreyros S.A.	67,281
Puerto Rico: 2.3%
3,409	EVERTEC, Inc.	75,714
9,295	First Bancorp *	52,796
3,749	OFG Bancorp	60,696
1,677	Triple-S Management Corp. *	30,840
		220,046
Spain: 0.3%
4,907	Duro Felguera S.A. #	33,603
United Kingdom: 1.2%
92,012	Amerisur Resources Plc * #	73,434
10,368	Hochschild Mining Plc #	30,380
59,964	Patagonia Gold Plc * #	11,175
		114,989
United States: 8.2%
631	Apco Oil and Gas International, Inc. *	8,998
15,344	Argonaut Gold, Inc. (CAD) *	89,676
11,226	BPZ Resources, Inc. *	21,891
11,124	Coeur d’Alene Mines Corp. *	134,044
3,196	First Cash Financial Services, Inc. *	185,208
4,064	Fresh Del Monte Produce, Inc.	120,620
3,443	Gold Resource Corp. †	22,827
4,328	Harvest Natural Resources, Inc. * †	23,155
12,884	International Minerals Corp. (CHF) * #	33,191
18,886	NII Holdings, Inc. * †	114,638
2,554	Superior Industries International, Inc.	45,538
		799,786
Total Common Stocks (Cost: $10,173,745)		8,591,343
PREFERRED STOCKS: 2.9%
Brazil: 2.6%
4,044	Banco ABC Brasil S.A.	23,721
5,200	Banco Daycoval S.A.	20,319
4,250	Banco Industrial e Comercial S.A.	8,629
9,287	Banco Panamericano S.A. *	21,790
2,800	Cia de Ferro Ligas da Bahia	17,915
2,900	Cia Energetica do Ceara	49,919
7,900	Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	30,476
13,150	Randon Implementos e Participacoes S.A.	73,454
950	Saraiva S.A. Livreiros Editores	12,281
		258,504
Chile: 0.3%
11,072	Coca-Cola Embonor S.A.	25,992
Total Preferred Stocks (Cost: $343,387)		284,496
REAL ESTATE INVESTMENT TRUSTS: 3.2%
Mexico: 3.2%
26,300	Asesor de Activos Prisma S.A.P.I. de C.V.	32,931
54,700	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	90,892
62,100	Mexico Real Estate Management S.A. de C.V.	106,224
41,700	TF Administradora Industrial, S. de R.L. de C.V.	82,639
Total Real Estate Investment Trusts (Cost: $352,077)		312,686
MONEY MARKET FUND: 0.6% (Cost: $55,931)
55,931	Dreyfus Government Cash Management Fund	55,931
Total Investments Before Collateral for Securities Loaned: 95.1% (Cost: $10,925,140)		9,244,456
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 1.9% (Cost: $183,273)
183,273	Bank of New York Overnight Government Fund	183,273
Total Investments: 97.0% (Cost: $11,108,413)		9,427,729
Other assets less liabilities: 3.0%		291,263
NET ASSETS: 100.0%		$9,718,992

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $176,837.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $240,899 which represents 2.5% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	19.2%	$1,771,156
Communications	2.9	269,193
Consumer, Cyclical	16.2	1,497,107
Consumer, Non-cyclical	16.6	1,536,036
Diversified	0.9	84,932
Energy	6.8	627,986
Financial	23.7	2,192,779
Industrial	6.2	571,948
Technology	0.4	33,615
Utilities	6.5	603,773
Money Market Fund	0.6	55,931
	100.0%	$9,244,456

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Argentina	$138,472	$—	$—	$138,472
Australia	—	59,116	—	59,116
Bermuda	15,568	—	—	15,568
Brazil	3,221,254	—	—	3,221,254
Canada	1,673,637	—	—	1,673,637
Chile	910,748	47,107	—	957,855
Luxembourg	49,595	—	—	49,595
Mexico	1,149,363	3,732	—	1,153,095
Panama	87,046	—	—	87,046
Peru	67,281	—	—	67,281
Puerto Rico	220,046	—	—	220,046
Spain	—	33,603	—	33,603
United Kingdom	—	114,989	—	114,989
United States	766,595	33,191	—	799,786
Preferred Stocks*	284,496	—	—	284,496
Real Estate Investment Trusts
Mexico	312,686	—	—	312,686
Money Market Funds	239,204	—	—	239,204
Total	$9,135,991	$291,738	$—	$9,427,729

* See Schedule of Investments for security type and geographic sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $121,957. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

POLAND ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Basic Materials: 8.2%
43,744	KGHM Polska Miedz S.A. #	$1,727,029
333,940	Synthos S.A. #	510,168
		2,237,197
Communications: 10.8%
147,011	Cyfrowy Polsat S.A. *	1,001,267
147,906	Netia S.A. * #	232,272
479,282	Telekomunikacja Polska S.A.	1,274,400
92,810	TVN S.A. #	419,625
		2,927,564
Consumer, Non-cyclical: 8.3%
67,397	Eurocash S.A. #	1,038,119
58,592	Jeronimo Martins, SGPS S.A. (EUR) #	1,203,101
		2,241,220
Energy: 17.8%
53,119	Grupa Lotos S.A. * #	625,066
32,696	Jastrzebska Spolka Weglowa S.A. #	766,443
18,056	Lubelski Wegiel Bogdanka S.A. #	632,908
105,575	Polski Koncern Naftowy Orlen S.A. #	1,494,039
665,041	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	1,304,518
		4,822,974
Financial: 39.5%
28,426	Bank Handlowy w Warszawie S.A. #	1,009,170
306,131	Bank Millennium S.A. * #	700,721
34,860	Bank Pekao S.A. #	1,993,609
8,355	BRE Bank S.A. #	1,202,634
853,297	Get Bank S.A. * #	650,093
216,334	Getin Holding S.A. #	276,230
119,508	Globe Trade Centre S.A. * #	276,872
182,124	PKO Bank Polski S.A. #	2,164,953
15,787	Powszechny Zaklad Ubezpieczen S.A. #	2,142,493
23,639	Warsaw Stock Exchange #	288,265
		10,705,040
Technology: 2.8%
48,393	Asseco Poland S.A. #	755,629
Utilities: 12.6%
115,246	Enea S.A. #	522,862
307,501	Polska Grupa Energetyczna S.A. #	1,638,869
823,556	Tauron Polska Energia S.A. #	1,264,055
		3,425,786
Total Common Stocks (Cost: $29,952,790)		27,115,410
MONEY MARKET FUND: 0.0% (Cost: $5,094)
5,094	Dreyfus Government Cash Management Fund	5,094
Total Investments: 100.0% (Cost: $29,957,884)		27,120,504
Other assets less liabilities: 0.0%		12,097
NET ASSETS: 100.0%		$27,132,601

EUR	Euro

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $24,839,743 which represents 91.5% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	8.2%	$2,237,197
Communications	10.8	2,927,564
Consumer, Non-cyclical	8.3	2,241,220
Energy	17.8	4,822,974
Financial	39.5	10,705,040
Technology	2.8	755,629
Utilities	12.6	3,425,786
Money Market Fund	0.0	5,094
	100.0%	$27,120,504

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$—	$2,237,197	$—	$2,237,197
Communications	2,275,667	651,897	—	2,927,564
Consumer, Non-cyclical	—	2,241,220	—	2,241,220
Energy	—	4,822,974	—	4,822,974
Financial	—	10,705,040	—	10,705,040
Technology	—	755,629	—	755,629
Utilities	—	3,425,786	—	3,425,786
Money Market Fund	5,094	—	—	5,094
Total	$2,280,761	$24,839,743	$—	$27,120,504

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $1,084,120 and transfers from Level 2 to Level 1 were $1,457,873. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 93.9%
Basic Materials: 15.0%
2,061,226	Evraz Plc (GBP) * #	$4,262,873
4,219,389	JSC MMC Norilsk Nickel (ADR) #	60,799,345
765,414	Magnitogorsk Iron & Steel Works (GDR) # Reg S	2,435,346
926,975	Mechel OAO (ADR) *	2,975,590
533,844	Novolipetsk Steel (GDR) # Reg S	8,654,843
968,240	Petropavlovsk Plc (GBP) #	1,206,155
1,263,772	Polymetal International (GBP) #	13,371,359
4,244,201	Polyus Gold International Ltd. (GBP) #	13,156,093
1,119,293	Severstal OAO (GDR) # Reg S	9,618,479
9,635,000	United Company RUSAL Plc (HKD) * #	2,964,629
1,681,221	Uralkali OJSC (GDR) # Reg S	43,613,968
		163,058,680
Communications: 18.6%
367,765	CTC Media, Inc. (USD)	3,865,210
310,853	Mail.ru Group Ltd. (GDR) Reg S	11,874,585
631,151	MegaFon OAO (GDR) # Reg S	22,213,199
2,234,537	Mobile TeleSystems OJSC (ADR) *	49,740,794
1,467,177	Rostelecom OJSC (ADR) #	27,681,309
1,105,156	Sistema JSFC (GDR) # Reg S	28,713,190
1,564,785	VimpelCom Ltd. (ADR)	18,386,224
1,082,156	Yandex N.V. (USD) *	39,412,122
		201,886,633
Consumer, Non-cyclical: 8.1%
249,204	Global Ports Investments Plc (GDR) # Reg S	3,342,141
1,070,202	Magnit OAO (GDR) # Reg S	66,061,857
222,552	O’Key Group S.A. (GDR) Reg S	2,648,369
442,434	Pharmstandard (GDR) * Reg S	6,282,563
552,917	X5 Retail Group N.V. (GDR) * # Reg S	9,155,693
		87,490,623
Energy: 36.7%
654,796	Alliance Oil Co. Ltd. (SDR) (SEK) * #	4,928,562
205,456	Eurasia Drilling Co. Ltd. (GDR) # Reg S	8,183,542
1,224,215	Lukoil (ADR) #	77,457,377
528,432	Novatek OAO (GDR) # Reg S	69,750,835
9,624,689	OAO Gazprom (ADR) #	84,630,708
822,099	Raspadskaya OAO (USD) *	788,369
6,930,154	Rosneft Oil Co. (GDR) #	56,034,398
5,682,601	Surgutneftegas OJSC (ADR) #	48,703,351
1,200,995	Tatneft (ADR) #	46,918,602
		397,395,744
Financial: 11.1%
1,081,619	LSR Group (GDR) # Reg S	4,614,136
7,398,512	Sberbank of Russia (ADR) #	89,030,046
10,307,573	VTB Bank OJSC (GDR) # Reg S	27,188,120
		120,832,302
Industrial: 1.4%
648,221	Globaltrans Investment Plc (GDR) Reg S	9,399,204
417,570	OAO TMK (GDR) Reg S	5,403,356
		14,802,560
Utilities: 3.0%
73,710,504	E.ON Russia JSC (USD)	5,615,414
1,646,014,671	Federal Grid Co. Unified Energy System JSC (USD) *	5,018,699
133,855,454	IDGC Holding JSC (USD) *	3,918,886
15,595,768,515	Inter Rao Ues OAO (USD) *	5,333,753
7,410,870	Irkutsk Electronetwork Co. JSC (USD) # §	280,567
38,726,107	Mosenergo OAO (USD)	1,242,101
6,871,227	RusHydro OAO (ADR) #	10,783,243
		32,192,663
Total Common Stocks (Cost: $1,267,146,615)		1,017,659,205
PREFERRED STOCKS: 6.3%
Energy: 4.9%
10,100	AK Transneft OAO (USD)	26,461,558
36,517,818	Surgutneftegas OJSC (USD)	26,354,033
		52,815,591
Financial: 1.4%
6,494,991	Sberbank of Russia (USD)	14,959,341
Total Preferred Stocks (Cost: $56,498,351)		67,774,932
MONEY MARKET FUND: 0.0% (Cost: $34,059)
34,059	Dreyfus Government Cash Management Fund	34,059
Total Investments: 100.2% (Cost: $1,323,679,025)		1,085,468,196
Liabilities in excess of other assets: (0.2)%		(2,137,559)
NET ASSETS: 100.0%		$1,083,330,637

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SDR	Special Drawing Right
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $845,753,966 which represents 78.1% of net assets.
§	Illiquid Security — the aggregate value of illiquid securities is $280,567 which represents 0.0% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	15.0%	$163,058,680
Communications	18.6	201,886,633
Consumer, Non-cyclical	8.0	87,490,623
Energy	41.5	450,211,335
Financial	12.5	135,791,643
Industrial	1.4	14,802,560
Utilities	3.0	32,192,663
Money Market Fund	0.0	34,059
	100.0%	$1,085,468,196

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$2,975,590	$160,083,090	$—	$163,058,680
Communications	123,278,935	78,607,698	—	201,886,633
Consumer, Non-cyclical	8,930,932	78,559,691	—	87,490,623
Energy	788,369	396,607,375	—	397,395,744
Financial	—	120,832,302	—	120,832,302
Industrial	14,802,560	—	—	14,802,560
Utilities	21,128,853	10,783,243	280,567	32,192,663
Preferred Stocks*	67,774,932	—	—	67,774,932
Money Market Fund	34,059	—	—	34,059
Total	$239,714,230	$845,473,399	$280,567	$1,085,468,196

*	See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2013 transfers of securities from Level 1 to Level 2 were $13,016,716 and transfers from Level 2 to Level 1 were $29,615,119. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2013:

Common Stocks
Utilities
Balance as of December 31, 2012	$277,578
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	2,989
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of September 30, 2013	$280,567

Transfers from Level 2 to Level 3 resulted primarily from limited and suspended trading activity

See Notes to Schedules of Investments

RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 91.7%
Basic Materials: 8.3%
10,889	Acron JSC (USD)	$338,049
131,055	Highland Gold Mining Ltd. (GBP) #	152,767
950,000	IRC Ltd. (HKD) * #	111,711
244,629	Mechel OAO (ADR) * †	785,259
255,520	Petropavlovsk Plc (GBP) #	318,306
		1,706,092
Communications: 8.9%
87,186	CTC Media, Inc. (USD)	916,325
3,414,336	Quindell Portfolio PLC (GBP) * #	910,599
		1,826,924
Consumer, Cyclical: 4.9%
596,729	Aeroflot - Russian Airlines OJSC (USD)	1,001,185
Consumer, Non-cyclical: 15.5%
204,566	ITE Group Plc (GBP) #	900,068
58,732	O’Key Group S.A. (GDR) Reg S	698,911
111,931	Pharmstandard (GDR) * Reg S	1,589,420
		3,188,399
Energy: 7.2%
123,837	Alliance Oil Co. Ltd. (SDR) (SEK) * #	932,105
70,508	Exillon Energy Plc (GBP) * #	237,767
212,524	Raspadskaya OAO (USD) *	203,804
139,941	RusPetro Plc (GBP) *	105,378
		1,479,054
Financial: 22.7%
191,230	Etalon Group Ltd. (GDR) * # Reg S	923,749
285,438	LSR Group (GDR) # Reg S	1,217,665
421,422	PIK Group (GDR) * Reg S	829,780
823,945	Raven Russia Ltd. (GBP)	1,007,393
105,666	Vostok Nafta Investment Ltd (SEK) *	682,714
		4,661,301
Industrial: 15.7%
68,029	Globaltrans Investment Plc (GDR) Reg S	986,421
107,794	Novorossiysk Commercial Sea Port (GDR) Reg S	873,131
106,131	OAO TMK (GDR) Reg S	1,373,335
		3,232,887
Utilities: 8.5%
34,603,500	IDGC Holding JSC (USD) *	1,013,087
10,011,200	Mosenergo OAO (USD)	321,099
50,067,700	OGK-2 OAO (USD) *	413,960
		1,748,146
Total Common Stocks (Cost: $19,586,113)		18,843,988
PREFERRED STOCK: 8.4%
Energy: 8.4% (Cost: $1,299,729)
663	AK Transneft OAO (USD)	1,737,031
MONEY MARKET FUND: 0.4% (Cost: $76,471)
76,471	Dreyfus Government Cash Management Fund	76,471
Total Investments Before Collateral for Securities Loaned: 100.5% (Cost: $20,962,313)		20,657,490
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.9% (Cost: $594,101)
594,101	Bank of New York Overnight Government Fund	594,101
Total Investments: 103.4% (Cost: $21,556,414)		21,251,591
Liabilities in excess of other assets: (3.4)%		(691,843)
NET ASSETS: 100.0%		$20,559,748

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
SDR	Special Drawing Right
SEK	Swedish Krona
USD	United States Dollar

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $562,202.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $5,704,737 which represents 27.7% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value
Basic Materials	8.3%	$1,706,092
Communications	8.8	1,826,924
Consumer, Cyclical	4.8	1,001,185
Consumer, Non-cyclical	15.4	3,188,399
Energy	15.6	3,216,085
Financial	22.6	4,661,301
Industrial	15.6	3,232,887
Utilities	8.5	1,748,146
Money Market Fund	0.4	76,471
	100.0%	$20,657,490

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$1,123,308	$582,784	$—	$1,706,092
Communications	916,325	910,599	—	1,826,924
Consumer, Cyclical	1,001,185	—	—	1,001,185
Consumer, Non-cyclical	2,288,331	900,068	—	3,188,399
Energy	309,182	1,169,872	—	1,479,054
Financial	2,519,887	2,141,414	—	4,661,301
Industrial	3,232,887	—	—	3,232,887
Utilities	1,748,146	—	—	1,748,146
Preferred Stock*
Energy	1,737,031	—	—	1,737,031
Money Market Funds	670,572	—	—	670,572
Total	$15,546,854	$5,704,737	$—	$21,251,591

* See Schedule of Investments for security type and industry sector breakouts.

During the period ended September 30, 2013, transfers of securities from Level 1 to Level 2 were $350,364 and transfers from Level 2 to Level 1 were $510,838. These transfers resulted primarily from changes in certain foreign securities valuation methodologies between the last close of the securities’ primary market (Level 1) and valuation by a pricing service (Level 2), which takes into account market direction or events occurring before the Fund’s pricing time but after the last local close, as described in the Notes to Schedules of Investments.

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULE OF INVESTMENTS

September 30, 2013 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.3%
Basic Materials: 9.4%
4,596,240	Danang Rubber JSC ‡ #	$8,912,813
12,086,850	PetroVietnam Fertilizer & Chemical JSC	23,586,890
		32,499,703
Consumer, Cyclical: 6.5%
19,858,454	Minor International PCL (NVDR) (THB) #	15,382,335
6,093,716	Parkson Holdings Bhd (MYR) #	7,180,934
		22,563,269
Consumer, Non-cyclical: 7.1%
19,777,100	Charoen Pokphand Foods (NVDR) (THB) #	15,195,206
19,671,806	Ocean Group JSC ‡ * #	9,486,856
		24,682,062
Energy: 18.0%
3,307,642	Oil and Natural Gas Corp. Ltd. (INR) #	14,154,064
31,966,768	PetroVietnam Construction Co. ‡ *	4,542,347
5,085,156	PetroVietnam Drilling & Well Services JSC #	15,785,093
2,636,701	Premier Oil Plc (GBP) #	13,878,251
1,977,561	Soco International Plc (GBP) #	12,574,295
1,951,752	Soco International Plc B-Shares * #	1,264,266
		62,198,316
Financial: 38.1%
23,306,778	Bank for Foreign Trade of Vietnam JSC #	29,704,468
12,641,836	Bao Viet Holdings #	22,421,451
7,358,015	HAGL JSC *	7,249,104
22,269,891	Saigon Thuong Tin Commercial JSB	18,670,317
49,024,200	Saigon-Hanoi Commercial Joint Stock Bank ‡ *	15,789,914
40,554,621	Tan Tao Investment Industry Corp. ‡ * #	11,725,525
8,918,974	Vingroup JSC * #	26,414,487
		131,975,266
Industrial: 16.3%
10,751,890	Gamuda Bhd (MYR) #	15,165,281
7,055,906	Gemadept Corp. ‡ * #	8,627,967
5,152,220	Hoa Phat Group JSC #	8,573,044
24,714,450	Petroleum Technical Services Corp. ‡ #	19,014,965
11,766,697	Viet Nam Construction & Import-Export JSC *	4,848,799
		56,230,056
Utilities: 2.9%
10,431,150	Pha Lai Thermal Power JSC #	10,089,147
Total Common Stocks (Cost: $320,039,893)		340,237,819
CLOSED-END FUND: 1.8% (Cost: $4,910,393)
2,946,093	VinaCapital Vietnam Opportunity Fund *	6,057,904
MONEY MARKET FUND: 0.5% (Cost: $1,902,229)
1,902,229	Dreyfus Government Cash Management Fund	1,902,229
Total Investments: 100.6% (Cost: $326,852,515)		348,197,952
Liabilities in excess of other assets: (0.6)%		(1,949,651)
NET ASSETS: 100.0%		$346,248,301

GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
NVDR	Non-Voting Depositary Receipt
THB	Thai Baht

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $264,286,182 which represents 76.3% of net assets.

A summary of the Fund’s transactions in securities of affiliates for the period ended September 30, 2013 is set forth below:

Affiliates	Value as of December 31, 2012	Purchases	Sales Proceeds	Realized Loss	Dividend Income	Value as of September 30, 2013
Danang Rubber JSC	$—	$8,890,357	$—	$—	$—	$8,912,813
Gemadept Corp.	4,714,856	4,925,736	4,561,767	(446,958)	—	8,627,967
Ocean Group JSC	9,083,342	4,705,247	3,537,411	(2,602,017)	—	9,486,856
Petroleum Technical Services Corp.	12,767,448	14,602,806	10,145,614	(806,817)	1,449,633	19,014,965
Petrovietnam Construction Co.	4,588,149	5,838,270	1,436,419	(1,945,459)	—	4,542,347
Saigon-Hanoi Commercial Joint Stock Bank	17,331,463	1,575,853	—	—	—	15,789,914
Tan Tao Investment Industry Corp.	5,661,919	7,278,158	2,939,718	(1,445,723)	—	11,725,525
	$54,147,177	$47,816,427	$22,620,929	$(7,246,974)	$1,449,633	$78,100,387

Summary of Investments by Sector (unaudited)	% of Investments	Value
Basic Materials	9.3%	$32,499,703
Consumer, Cyclical	6.5	22,563,269
Consumer, Non-cyclical	7.1	24,682,062
Energy	17.9	62,198,316
Financial	37.9	131,975,266
Industrial	16.1	56,230,056
Utilities	2.9	10,089,147
Closed-End Fund	1.7	6,057,904
Money Market Fund	0.6	1,902,229
	100.0%	$348,197,952

The summary of inputs used to value the Fund’s investments as of September 30, 2013 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Basic Materials	$23,586,890	$8,912,813	$—	$32,499,703
Consumer, Cyclical	—	22,563,269	—	22,563,269
Consumer, Non-cyclical	—	24,682,062	—	24,682,062
Energy	4,542,347	57,655,969	—	62,198,316
Financial	41,709,335	90,265,931	—	131,975,266
Industrial	4,848,799	51,381,257	—	56,230,056
Utilities	—	10,089,147	—	10,089,147
Closed-End Fund	6,057,904	—	—	6,057,904
Money Market Funds	1,902,229	—	—	1,902,229
Total	$82,647,504	$265,550,448	$—	$348,197,952

See Notes to Schedules of Investments

MARKET VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Standard Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Swap contracts are marked to market daily using pricing vendor quotations, counterparty prices or model prices and are categorized as Level 2 in the fair value hierarchy. Short-term obligations with more than sixty days remaining to maturity are valued at market value. Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by the Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. The Pricing Committee provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments for which market prices are not readily available. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

Basis for Consolidation–India Small-Cap Index ETF makes its investments through the India Small-Cap Mauritius Fund (the “Subsidiary”). The Subsidiary, an Indian exempted company, was incorporated on February 25, 2010 and is currently a wholly-owned subsidiary and acts as an investment vehicle for the India Small-Cap Index ETF (the “SCIF”) in order to effect certain investments on behalf of the SCIF. The SCIF is the sole shareholder of the Subsidiary, and it is intended that the SCIF will remain the sole shareholder and will continue to control the Subsidiary.

Income Taxes–As of September 30, 2013, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Africa Index ETF	$94,733,900	$13,909,297	$(8,318,262)	$5,591,035
Brazil Small-Cap ETF	326,256,569	44,484,832	(110,803,157)	(66,318,325)
China ETF	22,046,090	—	—	—
Colombia ETF	3,845,787	327,956	(112,955)	215,001
Egypt Index ETF	43,545,881	5,261,161	(6,178,034)	(916,873)
Germany Small-Cap ETF	2,809,896	371,718	(279,178)	92,540)
Gulf States Index ETF	13,556,558	3,751,034	(1,822,041)	1,928,993
India Small-Cap Index ETF	118,105,596	4,277,535	(34,382,490)	(30,104,955)
Indonesia Index ETF	317,561,238	3,064,079	(87,856,850)	(84,792,771)
Indonesia Small-Cap ETF	7,211,208	162,257	(2,210,071)	(2,047,814)
Israel ETF	22,119,355	1,742,879	(614,698)	1,128,181
Latin America Small-Cap Index ETF	11,641,951	913,726	(3,127,948)	(2,214,222)
Poland ETF	30,024,098	1,586,223	(4,489,817)	(2,903,594)
Russia ETF	1,408,506,925	47,940,450	(370,979,179)	(323,038,729)
Russia Small-Cap ETF	21,783,392	1,499,047	(2,030,848)	(531,801)
Vietnam ETF	370,822,247	38,962,658	(61,586,953)	(22,624,295)

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: November 26, 2013

By John J. Crimmins, Treasurer & Chief Financial Officer, Market Vectors ETF Trust

Date: November 26, 2013